JPMorgan Mid Cap Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL MIDCAP VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	9.07%	8.09%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	4.54%	9.34%	8.36%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	4.83%	9.61%	8.63%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	4.98%	9.77%	8.80%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	5.09%	9.89%	8.90%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.70%	6.83%	6.63%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.22%	7.58%	6.89%